Debt - Schedule of Future Minimum Lease Payments under Non-cancelable Capital Lease Obligations (Detail) $ in Millions	Jun. 27, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 5.9
2017	4.7
2018	4.7
2019	4.6
2020	3.0
Thereafter	33.4
Total future minimum lease payments	56.3
Less: interest	22.3
Present value of future minimum lease payments	$ 34.0